Statements of cash flows	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Statements of cash flows
6. STATEMENTS OF CASH FLOWS
(1) Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Cash	1,771,316	1,464,606
Foreign currencies	628,590	715,495
Demand deposits	31,729,228	28,248,420
Fixed deposits	90,014	128,097

Total	34,219,148	30,556,618

(2) Details of restricted cash and cash equivalents are as follows (Unit: Korean Won in millions)

	Counterparty	December 31, 2022	Reason of restriction
Due from banks in local currency:
Due from BOK on demand	BOK	16,527,445	Reserve deposits under the BOK Act

Due from banks in foreign currencies:
Due from banks on demand	BOK and others	6,437,717	Reserve deposits under the BOK Act and others

	Total	22,965,162

	Counterparty	December 31, 2023	Reason of restriction
Due from banks in local currency:
Due from BOK on demand	BOK	13,420,310	Reserve deposits under the BOK Act

Due from banks in foreign currencies:
Due from banks on demand	Bank of Japan and others	957,627	Reserve deposits etc.

	Total	14,377,937

(3) Significant transactions of investing activities and financing activities not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	(150,327)	(493,871)	725,525
Changes in other comprehensive income related to valuation of assets of associate	1,526	612	2,965
Changes in other comprehensive income related to valuation profit or loss on cash flow hedge	7,107	(9,835)	(16,524)
Changes in financial assets measure at FVTOCI due to debt-for-equity swap	79	14,594	206
Changes in the investment assets of associates due to the transfer of assets held-for-sale	(52)	—	—
Changes in premises and equipment due to the transfer of assets held-for-sale	(12,852)	(13,109)	(2,504)
Transfer of investment properties to premises and equipment	—	—	2,098
Transfer of premises and equipment to investment properties	6,095	7,153	—
Changes in account payables related to premises and equipment	—	281	—
Changes in account payables related to intangible assets	(11,640)	(11,530)	11,121
Changes in right-of-use assets and lease liabilities	150,644	194,236	219,531
Comprehensive stock exchange	64,301	—	—
Changes in other comprehensive income related to foreign operation translation	246,808	32,536	45,080

(4) Adjustments of liabilities from financing activities are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Beginning balance	Cash flow	Not involving cash inflows and outflows			Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Others (*)
Borrowings	20,745,466	3,199,712	804,649	—	5,632	24,755,459
Debentures	37,479,358	6,893,661	392,077	(104,306)	(6,926)	44,653,864
Lease liabilities	407,431	(177,593)	10,950	—	102,425	343,213
Other liabilities	26,354	14,173	—	—	(13,620)	26,907

Total	58,658,609	9,929,953	1,207,676	(104,306)	87,511	69,779,443

(*)	The change in lease liabilities due to the new contract includes 189,660 million Won.

	For the year ended December 31, 2022
	Beginning balance	Cash flow	Not involving cash inflows and outflows			Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Others (*)
Borrowings	24,755,459	2,881,675	760,918	—	31,551	28,429,603
Debentures	44,653,864	(484,874)	297,861	(257,910)	(10,455)	44,198,486
Lease liabilities	343,213	(187,531)	4,645	—	158,834	319,161
Other liabilities	26,907	513	—	—	(36)	27,384

Total	69,779,443	2,209,783	1,063,424	(257,910)	179,894	72,974,634

(*)	The change in lease liabilities due to the new contract includes 235,215 million Won.

	For the year ended December 31, 2023
	Beginning balance	Cash flow	Not involving cash inflows and outflows				Ending balance
			Foreign Exchange	Variation of gain (loss) on valuation of hedged items	Business Combination	Others (*)
Borrowings	28,429,603	2,332,376	191,250	—	—	33,517	30,986,746
Debentures	44,198,486	(3,227,650)	82,210	63,615	—	122,584	41,239,245
Lease liabilities	319,161	(160,673)	1,130	—	—	174,838	334,456
Other liabilities	27,384	118	—	—	4	641	28,147

Total	72,974,634	(1,055,829)	274,590	63,615	4	331,580	72,588,594

(*)	The change in lease liabilities due to the new contract includes 210,810 million Won.